Document and Entity Information	May 27, 2026
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	May 27, 2026
Entity Central Index Key	0001816017
Amendment Flag	false
Entity Registrant Name	SPIRE GLOBAL, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-39493
Entity Tax Identification Number	85-1276957
Entity Address Address Line 1	8000 Towers Crescent Drive
Entity Address Address Line 2	Suite 1100
Entity Address City Or Town	Vienna
Entity Address, State or Province	VA
Entity Address Postal Zip Code	22182
City Area Code	202
Local Phone Number	301-5127
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A common stock, par value of $0.0001 per share
Trading Symbol	SPIR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false